Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure
Debt

NOTE 9. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2016	2015
Notes and debentures[1]
	Interest Rates	Maturities[2]
	0.49% – 2.99%	2016 – 2022	$26,396	$34,265
	3.00% – 4.99%	2016 – 2049	66,520	54,678
	5.00% – 6.99%	2016 – 2095	26,883	31,140
	7.00% – 9.50%	2016 – 2097	5,050	5,805
Other			4	15
Fair value of interest rate swaps recorded in debt			48	109
			124,901	126,012
Unamortized (discount) premium - net			(2,201)	(842)
Unamortized issuance costs			(319)	(323)
Total notes and debentures			122,381	124,847
Capitalized leases			869	884
Other			259	416
Total long-term debt, including current maturities			123,509	126,147
Current maturities of long-term debt			(9,828)	(7,632)
Total long-term debt			$113,681	$118,515
[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

We had outstanding Euro, British pound sterling, Canadian dollar, Swiss franc and Brazilian real denominated debt of approximately $24,292 and $26,221 at December 31, 2016 and 2015. The weighted-average interest rate of our entire long-term debt portfolio, including the impact of derivatives, increased from 4.0% at December 31, 2015 to 4.2% at December 31, 2016.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2017. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2016	2015
Current maturities of long-term debt	$9,828	$7,632
Bank borrowings[1]	4	4
Total	$9,832	$7,636
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Financing Activities

During 2016, we issued $10,140 in long-term debt in various markets, with an average weighted maturity of approximately 12 years and a weighted average coupon of 3.8%. We redeemed $10,823 in borrowings of various notes with stated rates of 1.00% to 9.10%.

During 2016 we completed the following long-term debt issuances:

  February issuance of $1,250 of 2.800% global notes due 2021.
  February issuance of $1,500 of 3.600% global notes due 2023.
  February issuance of $1,750 of 4.125% global notes due 2026.
  February issuance of $1,500 of 5.650% global notes due 2047.
  May issuance of $750 of 2.300% global notes due 2019.
  May issuance of $750 of 2.800% global notes due 2021.
  May issuance of $1,100 of 3.600% global notes due 2023.
  May issuance of $900 of 4.125% global notes due 2026.
  May issuance of $500 of 4.800% global notes due 2044.

On February 9, 2017, we completed the following long-term debt issuances:

  $1,250 of 3.200% global notes due 2022.
  $750 of 3.800% global notes due 2024.
  $2,000 of 4.250% global notes due 2027.
  $3,000 of 5.250% global notes due 2037.
  $2,000 of 5.450% global notes due 2047.
  $1,000 of 5.700% global notes due 2057.

As of December 31, 2016 and 2015, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2016, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2017	2018	2019	2020	2021	Thereafter
Debt repayments[1]	$9,609	$8,840	$8,113	$9,179	$8,614	$85,926
Weighted-average interest rate	2.7%	3.6%	3.7%	2.8%	4.0%	4.7%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities

General

In December 2015, we entered into a five-year, $12,000 revolving credit agreement (the “Revolving Credit Agreement”) with certain banks. As of December 31, 2016, we have no amounts outstanding under this agreement.

In January 2015, we entered into a $9,155 credit agreement (the “Syndicated Credit Agreement”) containing (i) a $6,286 term loan (“Loan A”) and (ii) a $2,869 term loan (“Loan B”), with certain banks. In March 2015, we borrowed all amounts available under the agreement. Loan A will be due on March 2, 2018. Amounts borrowed under Loan B will be subject to amortization from March 2, 2018, with 25% of the aggregate principal amount thereof being payable prior to March 2, 2020, and all remaining principal amount due on March 2, 2020. In June 2016, we repaid $4,000 of the outstanding amount under Loan A and $1,000 of the outstanding amount under Loan B. After repayment, the amortization in Loan B has been satisfied. As of December 31, 2016, we have $2,286 outstanding under Loan A and $1,869 outstanding under Loan B.

On October 22, 2016, in connection with entering into the Time Warner merger agreement, AT&T entered into a $40,000 bridge loan with JPMorgan Chase Bank and Bank of America as lenders (the “Bridge Loan”).

On November 15, 2016, we entered into a $10,000 term loan credit agreement (the “Term Loan”) with a syndicate of 20 lenders. In connection with this Term Loan, the “Tranche B Commitments” totaling $10,000 under the Bridge Loan were reduced to zero. The “Tranche A Commitments” under the Bridge Loan totaling $30,000 remain in effect.

No amounts will be borrowed under either the Bridge Loan or the Term Loan prior to the closing of the Time Warner merger. Borrowings under either agreement will be used solely to finance a portion of the cash to be paid in the Merger, the refinancing of debt of Time Warner and its subsidiaries and the payment of related expenses. Prior to the closing date of the Merger, only a payment or bankruptcy event of default would permit the lenders to terminate their commitments under either the Bridge Loan or the Term Loan.

Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.

Revolving Credit Agreement

The obligations of the lenders to advance funds under the Revolving Credit Agreement will end on December 11, 2020, unless prior to that date either: (i) AT&T reduces to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for two one-year periods beyond the December 11, 2020 end date, under certain circumstances.

Advances under this agreement would bear interest, at AT&T's option, either:

  at a variable annual rate equal to (1) the highest of: (a) the base rate of the bank affiliate of Citibank, N.A., (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in this agreement); or
  at a rate equal to: (i) LIBOR for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin (as set forth in this agreement).

We will pay a facility fee of 0.070%, 0.090%, 0.100% or 0.125% per annum, depending on AT&T’s credit rating, of the amount of lender commitments.

The Syndicated Credit Agreement

Advances bear interest at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the applicable margin, as set forth in this agreement. The applicable margin under Loan A equals 1.000%, 1.125% or 1.250% per annum depending on AT&T’s credit ratings. The applicable margin under Loan B equals 1.125%, 1.250% or 1.375% per annum, depending on AT&T’s credit ratings.

Bridge Loan

The obligations of the lenders under the Bridge Loan to provide advances will terminate on the earliest of (i) October 23, 2017, subject to extension in certain cases to April 23, 2018, (ii) the closing of the Time Warner merger without the borrowing of advances under the Bridge Loan and (iii) the termination of the Merger Agreement.

Advances would bear interest, at AT&T’s option, either:

  at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in this agreement (the “Applicable Margin for Base Advances (Bridge Loan)”); or
  at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in this agreement (the “Applicable Margin for Eurodollar Rate Advances (Bridge Loan)”).

The Applicable Margin for Eurodollar Rate Advances (Bridge Loan) will be equal to 0.750%, 1.000%, 1.125%, 1.250% or 1.500% per annum depending on AT&T’s credit ratings. The Applicable Margin for Base Advances (Bridge Loan) will be equal to the greater of (x) 0.00% and (y) the relevant Applicable Margin for Eurodollar Rate Advances (Bridge Loan) minus 1.00% per annum, depending on AT&T’s credit ratings.

The Applicable Margin for Eurodollar Rate Advances (Bridge Loan) and the Applicable Margin for Base Advances (Bridge Loan) are scheduled to increase by an additional 0.25% on the 90th day after the closing of the Merger and another 0.25% every 90 days thereafter.

AT&T pays a commitment fee of 0.070%, 0.090%, 0.100%, 0.125% or 0.175% of the commitment amount per annum, depending on AT&T’s credit ratings.

We also must pay an additional fee of 0.500%, 0.750% and 1.000% on the amount of advances outstanding as of the 90th, 180th and 270th day after advances are made.

The Bridge Loan requires that the commitments of the lenders be reduced and outstanding advances be repaid with the net cash proceeds if we incur certain additional debt, we issue certain additional stock or we have certain sales or dispositions of assets by AT&T or its subsidiaries, in each case subject to exceptions set forth in the Bridge Loan.

Advances under the Bridge Loan are conditioned on the absence of a material adverse effect on Time Warner and certain customary conditions and repayment of all advances must be made no later than 364 days after the date on which the advances are made.

Term Loan

Under the Term Loan, there are two tranches of commitments, each in a total amount of $5,000.

The obligations of the lenders under the Term Loan to provide advances will terminate on the earliest of (i) October 23, 2017, subject to extension in certain cases to April 23, 2018, (ii) the closing of the Time Warner merger without the borrowing of advances under the Term Loan and (iii) the termination of the Merger Agreement.

Advances would bear interest, at AT&T’s option, either:

  at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or
  at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).

The Applicable Margin for Eurodollar Rate Advances (Term Loan) under Tranche A is equal to 1.000%, 1.125% or 1.250% per annum, depending on AT&T’s credit ratings. The Applicable Margin for Eurodollar Rate Advances (Term Loan) under Tranche B is equal to 1.125%, 1.250% or 1.375% per annum, depending on AT&T’s credit ratings. The Applicable Margin for Base Advances (Term Loan) is equal to the greater of (x) 0.00% and (y) the relevant Applicable Margin for Eurodollar Rate Advances (Term Loan) minus 1.00% per annum, depending on AT&T’s credit ratings.

AT&T pays a commitment fee of 0.090%, 0.100%, or 0.125% of the commitment amount per annum, depending on AT&T’s credit ratings.

Advances under the Term Loan are conditioned on the absence of a material adverse effect on Time Warner and certain customary conditions.

Repayment of all advances with respect to Tranche A must be made no later than two years and six months after the date on which such advances are made. Amounts borrowed under Tranche B will be subject to amortization commencing two years and nine months after the date on which such advances are made, with 25% of the aggregate principal amount thereof being payable prior to the date that is four years and six months after the date on which such advances are made, and all remaining principal amount due and payable on the date that is four years and six months after the date on which such advances are made.